Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
September 30, 2016

Dates Covered
Collections Period	09/01/16 - 09/30/16
Interest Accrual Period	09/15/16 - 10/16/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/16	348,641,187.30	20,979
Yield Supplement Overcollateralization Amount 08/31/16	12,125,040.45	0
Receivables Balance 08/31/16	360,766,227.75	20,979
Principal Payments	14,979,351.42	526
Defaulted Receivables	1,213,554.71	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	11,387,869.54	0
Pool Balance at 09/30/16	333,185,452.08	20,397

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	45.75%

Prepayment ABS Speed	1.59%

Overcollateralization Target Amount	14,993,345.34
Actual Overcollateralization	14,993,345.34

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.90%
Weighted Average Remaining Term	47.36

Delinquent Receivables:
Past Due 31-60 days	5,674,684.93	310
Past Due 61-90 days	1,595,526.71	83
Past Due 91-120 days	263,677.35	20
Past Due 121+ days	0.00	0
Total	7,533,888.99	413

Total 31+ Delinquent as % Ending Pool Balance	2.26%

Recoveries	661,582.84

Aggregate Net Losses/(Gains) - September 2016	551,971.87

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.84%
Prior Net Losses Ratio	1.53%
Second Prior Net Losses Ratio	1.33%
Third Prior Net Losses Ratio	0.73%
Four Month Average	1.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Flow of Funds	$ Amount

Collections	16,859,675.96
Advances	(3,817.71)
Investment Earnings on Cash Accounts	4,288.96
Servicing Fee	(300,638.52)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,559,508.69

Distributions of Available Funds
(1) Class A Interest	371,312.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,760,227.13
(7) Distribution to Certificateholders	1,402,791.70
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,559,508.69

Servicing Fee	300,638.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 09/15/16	332,952,333.87
Principal Paid	14,760,227.13
Note Balance @ 10/17/16	318,192,106.74

Class A-1
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2a
Note Balance @ 09/15/16	14,866,166.93
Principal Paid	7,380,113.56
Note Balance @ 10/17/16	7,486,053.37
Note Factor @ 10/17/16	5.7145446%

Class A-2b
Note Balance @ 09/15/16	14,866,166.94
Principal Paid	7,380,113.57
Note Balance @ 10/17/16	7,486,053.37
Note Factor @ 10/17/16	5.7145446%

Class A-3
Note Balance @ 09/15/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	204,000,000.00
Note Factor @ 10/17/16	100.0000000%

Class A-4
Note Balance @ 09/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	84,410,000.00
Note Factor @ 10/17/16	100.0000000%

Class B
Note Balance @ 09/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	14,810,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	396,489.86
Total Principal Paid	14,760,227.13
Total Paid	15,156,716.99

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	9,786.89
Principal Paid	7,380,113.56
Total Paid to A-2a Holders	7,389,900.45

Class A-2b
One-Month Libor	0.52428%
Coupon	0.80428%
Interest Paid	10,628.05
Principal Paid	7,380,113.57
Total Paid to A-2b Holders	7,390,741.62

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5614254
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.9003244
Total Distribution Amount	21.4617498

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0747091
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	56.3367447
Total A-2a Distribution Amount	56.4114538

A-2b Interest Distribution Amount	0.0811302
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	56.3367448
Total A-2b Distribution Amount	56.4178750

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/16	71,741.75
Balance as of 09/30/16	67,924.04
Change	(3,817.71)

Reserve Account
Balance as of 09/15/16	1,806,189.65
Investment Earnings	444.19
Investment Earnings Paid	(444.19)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65